Shareholder Fees (Vanguard Consumer Staples Index Fund ETF)	Vanguard Consumer Staples Index Fund Vanguard Consumer Staples Index Fund - ETF Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Transaction Fee on Conversion to ETF Shares	0
Transaction Fee On Purchases and Sales	0
Transaction Fee On Reinvested Dividends	0